Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
9.	Fair Value of Financial Instruments

Fair Value Hierarchy

Liabilities measured at fair value on a recurring basis as of September 30, 2023 are as follows (in thousands):

	Fair Value Measurements at Reporting Date Using
	Balance as of
	September 30,
	2023	Level 1 (1)	Level 2	Level 3
Private Warrants	$1,841	$—	$—	$1,841
Working Capital Warrants	204	—	—	204
Forward Purchase Derivative Liability	20,201	—	—	20,201
PIPE Warrants (1)	10,210	—	—	10,210
Total	$32,456	$—	$—	$32,456
(1)	As of September 30, 2023, the fair value of the PIPE Warrants was measured using its respective transaction price as described below. In future reporting periods, the PIPE Warrants will be valued using level three inputs.

Liabilities measured at fair value on a non-recurring basis as of September 30, 2023 include the Senior Convertible Notes. The valuation of the Senior Convertible Notes was determined to be a level three fair value measurement. The Senior Convertible Notes were determined to be in-scope of ASC 470, Debt. Accordingly, this instrument will not be measured at fair value on a recurring basis as the fair value measurement of this instrument was for purposes of the relative fair value allocation described below as the Senior Convertible Notes were issued together with the SPA Warrants.

Liabilities measured at fair value on a recurring basis as of December 31, 2022 are as follows (in thousands):

	Fair Value Measurements at Reporting Date Using
	Balance as of
	December 31,
	2022	Level 1	Level 2	Level 3
2019 Convertible Notes	$11,392	$—	$—	$11,392
2019 Related Party Convertible Notes	263	—	—	263
Total	$11,655	$—	$—	$11,655

Legacy Convertible Notes

The following table presents a reconciliation of the Legacy Convertible Notes:

		2019 Related		2023 Related
	2019	Party	2023	Party
	Convertible	Convertible	Convertible	Convertible
	Notes	Notes	Notes	Notes	Total
Balance as of December 31, 2022	$11,392	$263	$—	$—	$11,655
Issuance	—	—	4,700	125	4,825
Change in fair value	2,359	44	371	10	2,784
Balance as of June 30, 2023	$13,751	$307	$5,071	$135	$19,264
Issuance	—	—	1,390	—	1,390
Change in fair value	(1,276)	(31)	(423)	(11)	(1,741)
Conversion and settlement	(12,475)	(276)	(6,038)	(124)	(18,913)
Balance as of September 30, 2023	$—	$—	$—	$—	$—

For each of the three and nine months ended September 30, 2022, the Company recognized $0.1 million of expense associated with the change in fair value for the 2019 Convertible Notes. For each of the three and nine months ended September 30, 2022, the Company recognized less than $0.1 million of expense associated with the change in fair value of the 2019 Related Party Convertible Notes.

The Company historically determined the carrying amount of the Legacy Convertible Notes using a scenario-based analysis that estimates the fair value of the Legacy Convertible Notes based on the probability-weighted present value of expected future investment returns by measuring the fair value of similar debt instruments that do not have the conversion feature. If no similar debt instrument existed, fair value was estimated by using assumptions that market participants would use in pricing a debt instrument, including market interest rates, credit standing, yield curves and volatilities.

The following unobservable assumptions were used in determining the fair value of the Legacy Convertible Notes as of December 31, 2022:

Probability of conversion	—
Probability of holding until maturity without conversion	—
Remaining term until potential conversion trigger date (years)	—
Discount yield (1)	20.0%
(1)	Estimated using a comparable bond analysis and under S&P Global Inc.’s credit rating scale using a multinominal logical regression.

The fair value of Legacy Convertible Notes immediately prior to their conversion at Closing was based upon the fair value of the 2,278,598 shares of the Company’s common stock issued upon their conversion totaling $18.9 million, at a per share value of $8.30 based upon the fair value of the Company’s common stock at Closing, which was the conversion date.

Senior Convertible Notes

The Senior Convertible Notes were recognized at Closing on September 29, 2023. There was no activity with respect to Senior Convertible Notes between Closing and September 30, 2023. Additionally, as described above in this Note 9, the Senior Convertible Notes are not measured at fair value on a recurring basis. As such, a reconciliation of the Senior Convertible Notes is not presented as the stand-alone fair value at initial recognition of $12.9 million represents the stand-alone fair value at period-end.

The Company determined the stand-alone fair value of the Senior Convertible Notes using a binomial lattice model, which generates a distribution of stock prices over the term of the note, calculates the associated payoff for the note, and discounts the probability-weighted values from the lattice back to the valuation date. The fair value was estimated by using assumptions that market participants would use in pricing a convertible debt instrument, including market interest rates, credit rating, yield curves, and volatilities.

The following unobservable assumptions were used in determining the fair value of the Senior Convertible Notes:

Credit spread (1)	12.1%
Equity volatility	45.0%
(1)	Estimated using a comparable bond analysis and under S&P Global Inc.’s credit rating scale using a multinominal logical regression.

Private Warrants and Working Capital Warrants

The Private Warrants and Working Capital Warrants were recognized at Closing on September 29, 2023. There was no activity, including changes in fair value, with respect to Private Warrants and Working Capital Warrants between Closing and September 30, 2023. As such, a reconciliation of the Private Warrants and Working Capital Warrants is not presented as the fair value at initial recognition of $1.8 million and $0.2 million, respectively, represents the fair value at period-end.

The terms of the Private Warrants and Working Capital Warrants are identical. Accordingly, the methodology and assumptions used to value these instruments is identical.

The fair value of the Private Warrants and Working Capital Warrants were measured using a Black-Scholes model. The estimated fair value of the Private Warrants and Working Capital Warrants was determined using Level 3 inputs. Inherent in a Black-Scholes model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its Private Warrants and Working Capital Warrants based on implied volatility from the Company’s traded Private Warrants and Working Capital Warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the Private Warrants and Working Capital Warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the Private Warrants and Working Capital Warrants. The expected life of the Private Warrants and Working Capital Warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following unobservable assumptions were used in determining the fair value of the Private Warrants and Working Capital Warrants:

Private Warrants’ volatility	9.6%
Dividend yield (per share)	—

PIPE Warrants

The PIPE Warrants were recognized at Closing on September 29, 2023. There was no activity, including changes in fair value, with respect to PIPE Warrants between Closing and September 30, 2023. As such, a reconciliation of the PIPE Warrants is not presented as the fair value at initial recognition of $10.2 million represents the fair value at period-end.

As of September 30, 2023, the fair value of the PIPE Warrants was measured using its respective transaction price of $10.2 million for 10,209,994 PIPE Warrants at a purchase price of $1.00 per warrant. In future reporting periods, the PIPE Warrants will be valued using level three inputs. The Company determined that the transaction price of the PIPE Warrants represented its fair value because the Warrant Investors were not related parties or holders of economic interest with respect to the Company prior to their investment, the consideration transferred by the Warrant Investors was cash, the transaction was not a forced transaction, and the unit of account for the transaction and the PIPE Warrants is the same as there were no other instruments issued together with the PIPE Warrants to the Warrant Investors or their related parties and affiliates in connection with the Warrant Subscription Agreements.

Forward Purchase Derivative Liability

The forward purchase derivative liability was recognized at Closing on September 29, 2023. There was no activity, including changes in fair value, with respect to forward purchase derivative liability between Closing and September 30, 2023. As such, a reconciliation of the forward purchase derivative liability is not presented as the fair value at initial recognition of $20.2 million represents the fair value at period-end.

The fair value of the forward purchase derivative liability was estimated using a Monte Carlo simulation approach. The Company’s common share price was simulated with daily time steps for a range of various possible scenarios. The breadth of all possible scenarios was captured in an estimate of volatility, based on comparable companies’ historical equity volatilities, considering differences in their capital structure. The simulated prices were compared against the settlement adjustment features of the Forward Purchase Agreements. Under each simulated scenario of future stock price, the Company calculated the value of the forward purchase derivative liability arrangement. The average value across this range of possible scenarios, discounted to present using the risk-free rate, was used as the fair value of the forward purchase derivative liability.

The following unobservable assumptions were used in determining the fair value of the forward purchase derivative liability:

Dividend yield	0.0%
Equity volatility	105.0%

Relative Fair Values

The Senior Convertible Notes were issued together with the SPA Warrants. Each instrument was recorded at its fair value, limited to a relative fair value based upon the percentage of its fair value to the total fair value based on the transaction price of the Securities Purchase Agreement of $10.0 million at Closing on September 29, 2023. The relative fair value of the SPA Warrants was treated as a discount to the Senior Convertible Notes, which will be amortized to interest expense over the term of the Senior Convertible Notes.

The stand-alone fair value at initial recognition and as of September 30, 2023 for the Senior Convertible Notes and SPA Warrants was $12.9 million and $0.4 million, respectively. The relative fair value at initial recognition and as of September 30, 2023 for the Senior Convertible Notes and SPA Warrants was $9.7 million and $0.3 million, respectively.

5. Fair Value Measurements

The Company accounts for the fair value of its financial instruments under the framework established by US GAAP which defines fair value and expands disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value.

The Company’s management used the following methods and assumptions to estimate the fair value of its financial instruments:

Level 1 — Quoted prices in active markets for identical assets or liabilities the Company has the ability to access at the measurement date.

Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of assets or liabilities.

Level 3 — Pricing inputs that are unobservable, supported by little or no market activity and are significant to the fair value of the assets or liabilities.

The carrying amounts of the Company’s financial assets and financial liabilities are considered to be representative of their respective fair values because of the short-term nature of those instruments. The Company does not measure assets at fair value on a recurring basis.

Liabilities measured at fair value on a recurring basis are as follows (in thousands):

	Fair Value Measurements at Reporting Date Using
	Balance as of
	December 31, 2021	Level 1	Level 2	Level 3
2019 Convertible Notes	$11,219	$—	$—	$11,219
Related Party Convertible Notes	259	—	—	259
Total	$11,478	$—	$—	$11,478

	Fair Value Measurements at Reporting Date Using
	Balance as of
	December 31, 2022	Level 1	Level 2	Level 3
2019 Convertible Notes	$11,392	$—	$—	$11,392
Related Party Convertible Notes	263	—	—	263
Total	$11,655	$—	$—	$11,655

The following table presents a reconciliation of the Convertible Notes, which are measured at fair value (in thousands) on a recurring basis using significant unobservable inputs (Level 3):

	2019	Related Party
	Convertible	Convertible
	Notes	Notes	Total
Balance as of December 31, 2020	$10,807	$528	$11,335
Transfer from related party to unrelated party	270	(270)	—
Change in fair value	142	1	143
Balance as of December 31, 2021	11,219	259	11,478
Change in fair value	173	4	177
Balance as of December 31, 2022	$11,392	$263	$11,655

The Company determines the carrying amount of the Convertible Notes by measuring the fair value of similar debt instruments that do not have the conversion feature. If no similar debt instrument exists, fair value is estimated by using assumptions that market participants would use in pricing a debt instrument, including market interest rates, credit standing, yield curves and volatilities. Determining the fair value of the Convertible Notes requires the use of accounting estimates and assumptions. These estimates and assumptions are judgmental in nature and could have a significant impact on the determination of the debt, and the associated non-cash interest expense.

The following assumptions were used in determining the fair value of the Convertible notes:

	As of
	December 31,
	2021	2022
Probability of conversion	90%	—
Probability of holding until maturity without conversion	10%	—
Remaining term until potential conversion trigger date (years)	0.75	—
Discount yield(1)	17%	20%
(1)	Estimated using a comparable bond analysis and under S&P Global Inc.’s credit rating scale using a multinominal logical regression.